RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended			1 Months Ended					12 Months Ended							12 Months Ended			1 Months Ended		12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2011 Frontline Charterers [Member]	May 31, 2011 Frontline Charterers [Member]	Apr. 30, 2011 Frontline Charterers [Member]	Mar. 31, 2011 Frontline Charterers [Member]	Feb. 28, 2011 Frontline Charterers [Member]	Dec. 31, 2011 Frontline Charterers [Member]	Dec. 31, 2010 Frontline Charterers [Member]	Dec. 31, 2009 Frontline Charterers [Member]	Dec. 31, 2010 Frontline Ltd [Member]	Dec. 31, 2011 Frontline Ltd [Member]	Dec. 31, 2011 Deep Sea [Member]	Dec. 31, 2010 Deep Sea [Member]	Dec. 31, 2011 Seadrill [Member]	Dec. 31, 2009 Seadrill [Member]	Dec. 31, 2010 Seadrill [Member]	Nov. 30, 2008 Seadrill [Member] West Hercules [Member]	Nov. 30, 2008 Seadrill [Member] West Taurus [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Dec. 31, 2009 SFL West Polaris [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Dec. 31, 2009 SFL Deepwater [Member]	Dec. 31, 2010 Rig Finance II [Member]	Dec. 31, 2011 Frontline Management [Member]	Dec. 31, 2010 Frontline Management [Member]	Dec. 31, 2009 Frontline Management [Member]	Dec. 31, 2011 Other related parties [Member]	Dec. 31, 2010 Other related parties [Member]	Dec. 31, 2011 Golar Management UK Limited [Member]	Dec. 31, 2010 Golar Management UK Limited [Member]	Dec. 31, 2009 Golar Management UK Limited [Member]	Dec. 31, 2011 Bluelot [Member]	Dec. 31, 2011 Corte Real [Member]	Dec. 31, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2010 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2009 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2011 Frontline Management AS [Member]	Dec. 31, 2010 Frontline Management AS [Member]	Dec. 31, 2009 Frontline Management AS [Member]	Dec. 31, 2011 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2010 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2009 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2011 SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2010 SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2011 Golden Ocean [Member]	Dec. 31, 2010 Golden Ocean [Member]	Dec. 31, 2009 Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 9,775,000	$ 32,745,000							$ 8,356,000	$ 31,138,000		$ 1,091,000	$ 1,206,000		$ 512,000	$ 213,000		$ 4,000
Loans to related parties	274,184,000	325,612,000																			84,621,000	101,433,000		189,563,000	224,179,000
Due to related parties	4,421,000	32,816,000																									30,659,000	944,000	2,001,000		60,000	156,000	53,000	122,000		1,731,000	1,686,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																						21,900,000	22,600,000	20,400,000
Direct financing lease interest income	97,757,000	119,445,000	147,498,000																																			97,800,000	119,445,000	147,500,000
Finance lease service revenue	69,992,000	76,876,000	88,953,000																																			70,000,000	76,876,000	89,000,000
Direct financing lease repayments																																						199,500,000	123,800,000	153,800,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	30								28					2
Number of vessels leased to related parties classified as operating leases	7								3					4
Combined balance of net investments in direct financing leases																																						1,301,400,000	1,548,600,000
Combined balance of net investments in direct financing leases, short-term maturities																																						54,400,000	98,600,000
Net book value of assets leased under operating leases	896,830,000	695,511,000																																				166,300,000	204,400,000
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)									20.00%	20.00%
Profit sharing revenue earned and recognized	482,000	30,566,000	33,018,000						500,000	30,600,000	33,000,000
Lease termination fees paid							2,600,000	3,300,000		2,800,000	2,400,000
Lease termination fees received				8,100,000	6,600,000	7,700,000				400,000
Daily vessel management fee																												6,500	6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																												2																					2
Management fees paid, vessels	71,283,000	78,289,000	88,953,000																									71,100,000	78,300,000	89,000,000																			207,000	20,000
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																												6																					6
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																												1.00%	1.00%
Term of lease/charter (in years)																												5	5
Commissions paid for sales-type leases on Suezmax tankers																												100,000	500,000	400,000
Administrative expenses - related parties	504,000	424,000	411,000																									500,000	400,000	400,000
Management fees paid, supervision of newbuildings																												3,100,000	1,900,000	800,000
Management fees paid, provision of office facilities																																	115,000	161,000	208,000						503,000	331,000	298,000	40,000	19,000	17,000
Related party loans [Abstract]
Loans advanced to related parties																						145,000,000			290,000,000
Interest income, related party loans	19,575,000	19,575,000	0																		6,500,000	6,500,000		13,100,000	13,100,000																						19,600,000	19,600,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties												58,500,000				133,100,000	135,200,000																																	21,500,000
Purchase obligation period																			15	15
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)									25.00%
Compensation payment received									106,000,000
Non-refundable advance relating to the profit sharing agreement.									50,000,000
Agreed temporary reduction in daily time charter rates									6,500
Period of temporary reduction in daily time charter rates (in years)									4
Maximum daily amount to which temporary earnings-related 100% payment applies									6,500
Gain on disposal of investment in equity method investee	$ 4,064,000	$ 0	$ 0													$ 4,064,000